Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities
12.	Accrued Expenses and Other Liabilities

Accrued expenses consist of the following:

	Years Ended December 31,
	2015	2014
Accrued expenses and other current liabilities
Accrued payroll and benefits	$704,597	$416,896
Accrued audit and tax fees	179,223	—
Accrued professional fees	194,790	404,461
Accrued R&D fees	466,076	—
Accrued other	194,694	165,263

Total amount of accrued expenses and other current liabilities	1,739,380	986,620

Accrued expenses and other non-current liabilities
Reserve for litigation TUM	—	327,937
Accrued other, non-current	23,852	6,051

Total amount of accrued expenses and other non-current liabilities	23,852	333,988

Total amount of accrued expenses and other liabilities	$1,763,232	$1,320,608